Consolidated Balance Sheet (unaudited) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021
Current Assets
Cash & cash equivalents	$ 115,956	$ 136,881
Trade & other receivables	5,627	4,842
Prepayments	4,637	6,504
Total Current Assets	126,220	148,227
Non-Current Assets
Property, plant and equipment	2,750	3,021
Right-of-use assets	8,485	9,119
Financial assets at fair value through other comprehensive income	2,234	2,080
Other non-current assets	1,952	1,724
Intangible assets	580,178	580,546
Total Non-Current Assets	595,599	596,490
Total Assets	721,819	744,717
Current Liabilities
Trade and other payables	16,263	19,598
Provisions	19,649	18,710
Borrowings	53,847	53,200
Lease liabilities	3,140	2,765
Total Current Liabilities	92,899	94,273
Non-Current Liabilities
Provisions	16,465	17,017
Borrowings	42,651	41,045
Lease liabilities	7,558	8,485
Deferred consideration	2,500	2,500
Total Non-Current Liabilities	69,174	69,047
Total Liabilities	162,073	163,320
Net Assets	559,746	581,397
Equity
Issued Capital	1,163,492	1,163,153
Reserves	66,468	65,813
(Accumulated losses)/retained earnings	(670,214)	(647,569)
Total Equity	$ 559,746	$ 581,397